SHARE-BASED COMPENSATION - SCHEDULE OF STOCK-BASED COMPENSATION EXPENSE BY TYPE OF AWARDS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award
Stock-based compensation expense	$ 11,311	$ 11,906
Stock options
Share-Based Compensation Arrangement by Share-Based Payment Award
Stock-based compensation expense	11,133	11,494
Employee stock purchase plan awards
Share-Based Compensation Arrangement by Share-Based Payment Award
Stock-based compensation expense	116	211
Restricted stock awards and units
Share-Based Compensation Arrangement by Share-Based Payment Award
Stock-based compensation expense	$ 62	$ 201